Balance Sheets ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 2,135,513	$ 15,703	¥ 1,795,963
Accounts receivable-trade	198,892	1,463	82,784
Accounts receivable-other			3,539
Inventories	123,119	905	23,305
Deferred offering costs	260,689	1,917	75,024
Prepaid expenses and other current assets	326,152	2,399	121,948
Total current assets	3,044,415	22,387	2,102,813
Property and equipment, net	507,778	3,734	518,824
Intangible assets, net	14,068	103	9,619
Operating lease right-of-use assets, net (Note 7)	46,046	339	1,049,583
Other assets	105,347	775	108,843
Total assets	3,717,654	27,338	3,789,682
Current liabilities:
Accounts payable	549,449	4,040	100,240
Accrued expenses and other current liabilities	113,463	834	136,183
Current portion of asset retirement obligation	33,852	249
Current portion of operating lease liabilities (Note 7)	56,527	416	69,127
Current portion of long-term borrowings	1,013,332	7,452	5,555
Total current liabilities	1,766,623	12,991	311,105
Deferred tax liabilities	831	6	831
Long-term borrowings, net of current portion	21,113	155	784,445
Asset retirement obligation, net of current portion			22,979
Operating lease liabilities, net of current portion (Note 7)	5,956	44	1,004,246
Finance lease liabilities, net of current portion	24,705	182	36,799
Total liabilities	1,819,228	13,378	2,160,405
Commitments and contingencies (Note 11)	0	0	0
Stockholders' equity:
Common stock, no par value; 46,260,600 shares authorized; 6,000,000 shares issued and outstanding at April 30, 2022, and 52,142,400 shares authorized; 13,035,600 shares issued and outstanding at April 30, 2023	100,000	735	100,000
Additional paid-in capital	6,180,678	45,450	3,946,038
Accumulated deficit	(4,382,252)	(32,225)	(2,416,761)
Total stockholders' equity	1,898,426	13,960	1,629,277
Total liabilities and stockholders' equity	3,717,654	27,338	3,789,682
Related Party [Member]
Current assets:
Due from related party	50	$ 0	¥ 250
Series C convertible preferred stock [Member]
Stockholders' equity:
Preferred stock
Series B convertible preferred stock [Member]
Stockholders' equity:
Preferred stock
Series BB convertible preferred stock [Member]
Stockholders' equity:
Preferred stock
Series A convertible preferred stock [Member]
Stockholders' equity:
Preferred stock
Series AA convertible preferred stock [Member]
Stockholders' equity:
Preferred stock